Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded pension plans - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets by category
International investments	$ 91	$ 32
Real estate	212	255
Loans to participants	106	105
Total	5,301	5,166
Funds not related to risk plans	(1,549)	(1,197)
Fair value of plan assets at end of year	3,752	3,969
Level 1
Assets by category
International investments	91	32
Total	4,496	4,633
Level 2
Assets by category
Total	379	42
Level 3
Assets by category
Real estate	212	255
Loans to participants	106	105
Total	426	491	$ 637
Corporate bonds
Assets by category
Debt securities	75	42
Corporate bonds | Level 1
Assets by category
Debt securities	1
Corporate bonds | Level 2
Assets by category
Debt securities	74	42
Government bonds
Assets by category
Debt securities	2,042	1,840
Government bonds | Level 1
Assets by category
Debt securities	2,042	1,840
Fixed income
Assets by category
Investments funds	2,085	2,242
Fixed income | Level 1
Assets by category
Investments funds	1,910	2,242
Fixed income | Level 2
Assets by category
Investments funds	175
Equity pool
Assets by category
Investments funds	452	396
Equity pool | Level 1
Assets by category
Investments funds	452	396
Private Equity funds
Assets by category
Structured investments	232	126
Private Equity funds | Level 2
Assets by category
Structured investments	129
Private Equity funds | Level 3
Assets by category
Structured investments	103	126
Real estate funds
Assets by category
Structured investments	5	129
Real estate funds | Level 1
Assets by category
Structured investments		124
Real estate funds | Level 3
Assets by category
Structured investments	$ 5	$ 5